Accounts Payables	12 Months Ended
Jun. 30, 2026
Accounts Payables [Abstract]
Accounts payables
12.	Accounts payable

Accounts payable represent liabilities for services provided to and products purchased by the Group prior to the end of financial year which are unpaid. The amounts are unsecured and are usually paid within 60 days of recognition. Accounts payable are mainly comprised of payable for purchase of raw materials and finished goods from third parties and warehousing and logistics services expenses payable as of June 30, 2025 and 2026.